NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund
NVIT Allspring Discovery Fund (formerly, NVIT Wells
Fargo Discovery Fund)
NVIT Amundi Multi Sector Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund (formerly,
BlackRock NVIT Equity Dividend Fund)
NVIT BNY Mellon Core Plus Bond Fund (formerly,
NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly,
NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Bond Index Fund
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund

NVIT DoubleLine Total Return Tactical Fund
(formerly, DoubleLine NVIT Total Return Tactical
Fund)
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund (formerly,
Federated NVIT High Income Bond Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities
Fund (formerly, Neuberger Berman NVIT Multi Cap
Opportunities Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund

Supplement dated February 28, 2022
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Sustainable U.S. Equity Fund

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Jeff Munroe and Yuko Takano are deleted in their entirety.

2.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2021)
Newton Investment Management Limited
Nick Pope	NVIT BNY Mellon Sustainable U.S. Equity Fund	None

3.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2021)
Newton Investment Management Limited
Nick Pope	Mutual Funds: 3 accounts, $1.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $1.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 6 accounts, $710 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE